LONG-TERM DEBT	12 Months Ended
Feb. 23, 2013
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 6—LONG-TERM DEBT

The Company’s long-term debt and capital lease obligations consisted of the following:

	February 23, 2013	February 25, 2012
8.00% Notes due May 2016	$1,000	$1,000
8.00% Secured Term Loan Facility due August 2018	834	—
7.50% Notes due November 2014	490	490
2.21% to 4.25% Revolving ABL Credit Facility due August 2017	207	—
Accounts Receivable Securitization Facility	40	55
1.65% to 4.75% Revolving Credit Facility and Variable Rate Notes due April 2015—April 2018	—	1,074
7.50% Notes due May 2012	—	282
Other	28	30
Net discount on debt, using an effective interest rate of 8.39% to 8.58%	(40)	(20)
Capital lease obligations	330	315

Total debt and capital lease obligations	2,889	3,226
Less current maturities of long-term debt and capital lease obligations	(74)	(345)

Long-term debt and capital lease obligations	$2,815	$2,881

Future maturities of long-term debt, excluding the net discount on the debt and capital lease obligations, as of February 23, 2013 consist of the following:

Fiscal Year
2014	$19
2015	556
2016	9
2017	1,008
2018	216
Thereafter	791

On August 30, 2012, the Company entered into two new credit agreements: (i) a five-year $1,650 (subject to borrowing base availability) asset-based revolving credit facility (the “Revolving ABL Credit Facility”), secured by the Company’s inventory, credit card receivables and certain other assets, which bore interest at the rate of London Interbank Offered Rate (“LIBOR”) plus 1.75 percent to 2.25 percent or prime plus 0.75 percent to 1.25 percent, with facility fees ranging from 0.25 percent to 0.375 percent, depending on utilization and (ii) a new six-year $850 term loan (the “Secured Term Loan Facility”), secured by a portion of the Company’s real estate and equipment, which bore interest at the rate of LIBOR plus 6.75 percent and included a floor on LIBOR set at 1.25 percent. These agreements replaced the Company’s senior secured credit facilities, which were composed of a $1,500 revolving credit facility under which $280 was outstanding, scheduled to mature in April 2015, a $574 term loan B-2 scheduled to mature in October 2015 and a $446 term loan B-3 scheduled to mature in April 2018. On August 30, 2012, the Company paid and capitalized $59 in loan origination and financing costs which is included in Other Assets in the Consolidated Balance Sheets. As discussed below, the Revolving ABL Credit Facility and the Secured Term Loan Facility were refinanced with two new credit agreements on March 21, 2013 in connection with the NAI Banner Sale.

Certain of the Company’s material subsidiaries were co-borrowers with the Company under the Revolving ABL Credit Facility, and the Revolving ABL Credit Facility was guaranteed by the rest of the Company’s material subsidiaries. To secure the obligations under the Revolving ABL Credit Facility, the Company granted a perfected first-priority security interest for the benefit of the Revolving ABL Credit Facility lenders in its present and future inventory, credit card and certain other receivables, prescription files and related assets. In addition, the obligations under the Revolving ABL Credit Facility were secured by second-priority liens on and security interests in the collateral securing the Secured Term Loan Facility, subject to certain limitations to ensure compliance with the Company’s outstanding debt instruments and leases.

The Secured Term Loan Facility was also guaranteed by the Company’s material subsidiaries. To secure their obligations under the Secured Term Loan Facility, the Company and the guarantors granted a perfected first-priority mortgage lien and security interest for the benefit of the Secured Term Loan Facility lenders in certain of their owned or ground-leased real estate and the equipment located on such real estate. As of February 23, 2013, there was $1,069 of owned or ground-leased real estate and associated equipment pledged as collateral, classified as Property, plant and equipment, net in the Consolidated Balance Sheets. In addition, the obligations under the Secured Term Loan Facility were secured by second-priority secured interests in the collateral securing the Revolving ABL Credit Facility, subject to certain limitations to ensure compliance with the Company’s outstanding debt instruments and leases.

The loans under the Secured Term Loan Facility could be voluntarily prepaid at any time, subject to a prepayment fee in certain circumstances. The Secured Term Loan Facility had required repayments, equal to 1.00 percent of the initial drawn balance each year, payable quarterly, with the entire remaining balance due at the six year anniversary of the inception date. In addition, the Company was required to apply net cash proceeds (as defined in the Secured Term Loan Facility) from certain types of asset sales in amounts ranging from 50 percent to 100 percent (excluding proceeds of the collateral security of the Revolving ABL Credit Facility and other secured indebtedness) to prepay the loans outstanding under the Secured Term Loan Facility. The Company was also required to prepay the loans outstanding by up to 50 percent of its annual excess cash flow (as defined in the Secured Term Loan Facility). As of February 23, 2013, the loans outstanding under the Secured Term Loan Facility had a remaining principal balance of $834 at LIBOR plus 6.75 percent and included a LIBOR floor of 1.25 percent, of which $9 was classified as current.

As of February 23, 2013, there was $207 of outstanding borrowings under the Revolving ABL Credit Facility at rates ranging from LIBOR plus 2.00 percent to prime plus 1.00 percent. Facility fees under this facility were 0.250 percent. Letters of credit outstanding under the Revolving ABL Credit Facility were $360 at fees up to 2.125 percent and the unused available credit under the Revolving ABL Credit Facility was $857. As of February 23, 2013, the Revolving ABL Credit Facility was secured on a first priority basis by $2,092 of assets included in Inventories, all of the Company’s pharmacy scripts, included in Intangible assets, net and all credit card receivables of wholly-owned stores, included in Cash and cash equivalents in the Consolidated Balance Sheets.

In November 2011, the Company amended and extended its accounts receivable securitization program until November 2014. The Company had the ability to borrow up to $200 on a revolving basis, with borrowings secured by eligible accounts receivable, which remained under the Company’s control. As of February 23, 2013, there was $40 of outstanding borrowings under this facility at 1.98 percent. Facility fees on the unused portion are 0.70 percent. As of February 23, 2013, there was $282 of accounts receivable pledged as collateral, classified in Receivables in the Consolidated Balance Sheet. As discussed below, this facility was repaid and terminated on March 21, 2013 in connection with the NAI Banner Sale.

In 2006, the Company issued $500 of senior unsecured notes bearing an interest rate of 7.50% due in 2014. In 2009, the Company issued $1,000 of senior unsecured notes bearing an interest rate of 8.00% due in 2016. These senior unsecured notes contain operating covenants, including limitations on liens and on sale and leaseback transactions. The Company was in compliance with all such covenants and provisions for all periods presented.

As of February 23, 2013 and February 25, 2012, the Company had $18 and $28, respectively, of debt with current maturities that are classified as long-term debt due to the Company’s intent to refinance such obligations with the Revolving Credit Facility or other long-term debt.

Refer to Note 16—Subsequent Events in the accompanying Notes to the Consolidated Financial Statements for information related to the Company’s debt refinancing transactions, which occurred subsequent to fiscal 2013 and were related to the sale of New Albertsons.